Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.000025	$ 0.000025
Ordinary shares, shares authorized (in Shares)	2,000,000,000	2,000,000,000
Ordinary shares, shares issued (in Shares)	47,391,376	45,666,376
Ordinary shares, shares outstanding (in Shares)	47,391,376	45,666,376